Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Schedule of Reconciliation of the Number of Shares Outstanding:	Reconciliation of the number of shares outstanding:
	Class A	Class B	Total
January 1, 2022	21,285,625	8,281,098	29,566,723
Shares issued for consulting service during 2022	500,000	—	500,000
December 31, 2022	21,785,625	8,281,098	30,066,723
Shares issued for acquiring 49% equity interest in KOLO	3,185,000	—	3,185,000
December 31, 2023	24,970,625	8,281,098	33,251,723